Annual Fund Operating Expenses	Oct. 28, 2026
James Small Cap Fund | James Small Cap Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.21%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.04%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	1.51%
JAMES MICRO CAP FUND | JAMES MICRO CAP FUND
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.43%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Acquired Fund Fees and Expenses	0.02%	[2]
Expenses (as a percentage of Assets)	1.52%
James Aggressive Allocation Fund | James Aggressive Allocation Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.98%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Acquired Fund Fees and Expenses	0.03%	[3]
Expenses (as a percentage of Assets)	1.04%
Retail Class [Member] | James Balanced: Golden Rainbow Fund | James Balanced: Golden Rainbow Fund Retail Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.02%	[4]
Expenses (as a percentage of Assets)	1.22%
Institutional Class [Member] | James Balanced: Golden Rainbow Fund | James Balanced: Golden Rainbow Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.21%
Acquired Fund Fees and Expenses	0.02%	[5]
Expenses (as a percentage of Assets)	0.97%

[1]	Acquired Fund Fees and Expenses are not included as expenses in the Ratio of Net Expenses to Average Net Assets found in the “Financial Highlights” section of this prospectus.
[2]	Acquired Fund Fees and Expenses are not included as expenses in the Ratio of Net Expenses to Average Net Assets found in the “Financial Highlights” section of this prospectus.
[3]	Acquired Fund Fees and Expenses are not included as expenses in the Ratio of Net Expenses to Average Net Assets found in the “Financial Highlights” section of this prospectus.
[4]	Acquired Fund Fees and Expenses are not included as expenses in the Ratio of Net Expenses to Average Net Assets found in the “Financial Highlights” section of this prospectus.
[5]	Acquired Fund Fees and Expenses are not included as expenses in the Ratio of Net Expenses to Average Net Assets found in the “Financial Highlights” section of this prospectus.